Borrowings	9 Months Ended
Sep. 30, 2020
Borrowings
Borrowings

12. Borrowings

Borrowings consist of the following:

	December 31,	September 30,
	2019	2020
Short-term borrowing
Bank loan (i)	188,000	486,775
Convertible notes (ii)	697,620	465,182
Current portion of long-term borrowings (iii)	322,436	445,038
Long-term borrowings:
Bank loan(iii)	950,154	574,257
Convertible notes(ii)	5,784,984	5,757,294
Loan from joint investor(iv)	419,660	433,352
Total	8,362,854	8,161,898

(i) Short-term bank loan

As of December 31, 2019, we obtained short-term borrowings from several banks of RMB128,000 in aggregate and bank acceptance of RMB60,000. The annual interest rate of these borrowings is approximately 3.45% to 4.87%.

As of September 30, 2020, we obtained short-term borrowings from several banks of RMB486,775 in aggregate. The annual interest rate of these borrowings is approximately 3.30% to 4.35%.

(ii) Convertible notes

On January 30, 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “Notes”) to the notes purchasers (the “Notes Offering”). The Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the Notes are entitled to require the Company to repurchase all or part of the Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the Notes as a single instrument as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ deficit. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. As of December 31, 2019 and September 30, 2020, the balances of these convertible notes were RMB5,179,027 and RMB5,076,283, respectively.

On September 5, 2019, the Group issued US$200,000 convertible senior notes to an affiliate of Tencent Holdings Limited and Mr. Bin Li, chairman and chief executive officer of the Company. Tencent and Mr. Li each subscribed for US$100,000 principal amount of the convertible notes, each in two equally split tranches. The 360-day Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$2.98 per ADS at the holder’s option from the 15th day immediately prior to maturity, and the 3-year Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$3.12 per ADS at the holder’s option from the first anniversary of the issuance date. The holders of the 3-year Notes will have the right to require the Company to repurchase for cash all of the Notes or any portion thereof on February 1, 2022. The 360-day Notes was recorded in short-term borrowings and the 3-year Notes were recorded in long-term borrowings. The company will pay an annual premium of 2% at maturity. Interest expenses were accrued over the term of each note using the effective interest method. In September 2020, US$50,000 in aggregate principal amount of the 360-day Notes due in 2020 were converted, pursuant to which the Company issued 16,778,523 Class A ordinary shares to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2019 and September 30, 2020, the balances of these convertible notes outstanding were RMB1,303,577 and RMB1,021,515, respectively.

In January and February 2020, the Company consummated the issuance of convertible notes to several third party investors in an aggregate principal amount of US$200,000. The notes issued bear zero interest and mature on February 4, 2021. Prior to maturity, the holder of the notes has the right to convert the notes (a) after the six-month anniversary, into ADSs representing Class A ordinary shares of the Company at an initial conversion price of US$3.07 per ADS or (b) upon the completion of a bona fide issuance of equity securities of the Company for fundraising purposes, into ADSs representing Class A ordinary shares of the Company at the conversion price derived from such equity financing. The notes were recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance cost were recorded as reduction to the short-term debts and are amortized as interest expenses using the effective interest method. In July and August 2020, all of such notes were converted, pursuant to which the Company issued 65,146,600 Class A ordinary shares to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2019 and September 30, 2020, the balances of these convertible notes outstanding were nil.

In March 2020, the Company consummated the issuance of convertible notes to several third party investors with in an aggregate principal amount of US$235,000. The notes issued bear zero interest and will mature on March 5, 2021. Prior to maturity, holders of the notes have the right to convert either all or part of the principal amount of the notes into Class A ordinary shares (or ADSs) of the Company from September 5, 2020, at a conversion price of US$3.50 per ADS, subject to certain adjustments. The notes was recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance cost were recorded as reduction to the short-term debts and are amortized as interest expenses using the effective interest method. In September 2020, US$212,500 in aggregate principal amount of such notes were converted, pursuant to which the Company issued 60,714,225 Class A ordinary shares to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2019 and September 30, 2020, the balances of these convertible notes outstanding were nil and RMB124,678, respectively.

As of December 31, 2019 and September 30, 2020, RMB697,620 and RMB465,182 of convertible notes will be due within one year , respectively.

(iii) Long-term bank loan

As of December 31, 2019 and September 30, 2020, the balances of long-term bank loan comprised of the following:

				As of December 31, 2019			As of September 30, 2020
					Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	May 17, 2017	Bank of Nanjing	May 17, 2022	475,382	200,000	275,382	321,415	188,602	132,813
2	September 28, 2017	China Merchants Bank	September 14, 2021	96,000	8,000	88,000	88,000	88,000	—
3	February 2, 2018	China CITIC Bank	February 1, 2021	44,500	10,000	34,500	34,500	34,500	—
4	August 17, 2018	China CITIC Bank	March 7, 2021	49,500	10,000	39,500	39,500	39,500	—
5	November 30, 2018	Bank of Shanghai	November 30, 2021	4,102	1,014	3,088	3,341	1,014	2,328
6	December 24, 2018	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
7	January 3, 2019	Bank of Shanghai	November 30, 2021	16,145	3,855	12,290	13,253	3,855	9,398
8	January 10, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
9	January 17, 2019	Bank of Shanghai	November 30, 2021	32,305	7,695	24,610	26,533	7,695	18,838
10	January 24, 2019	Bank of Shanghai	November 30, 2021	28,257	6,743	21,514	23,200	6,743	16,457
11	March 25, 2019	Bank of Shanghai	November 30, 2021	128,353	28,862	99,491	106,708	28,862	77,846
12	March 27, 2019	Bank of Shanghai	November 30, 2021	42,777	9,631	33,146	35,554	9,631	25,923
13	March 29, 2019	Hankou Bank	March 29, 2022	199,000	2,000	197,000	197,000	2,000	195,000
14	June 26, 2019	Bank of Shanghai	November 30, 2021	18,072	3,855	14,217	15,181	3,855	11,325
15	September 11, 2019	Bank of Shanghai	November 30, 2021	73,587	15,391	58,196	62,044	15,391	46,653
	Total			1,272,590	322,436	950,154	1,019,295	445,038	574,257

(iv) Loan from joint investor

On May 18, 2017, the Group entered into a joint investment agreement with Wuhan Donghu New Technology Development Zone Management Committee (“Wuhan Donghu”) to set up an entity (the “PE WHJV”). Wuhan Donghu subscribed for RMB384,000 paid in capital in PE WHJV with 49% of the shares.

On June 30, 2017, September 29, 2017 and April 16, 2018, Wuhan Donghu injected RMB50,000, RMB100,000 and RMB234,000 in cash to PE WHJV, respectively. Pursuant to the investment agreement, Wuhan Donghu does not have substantive participating rights to PE WHJV, nor is allowed to transfer its equity interest in PE WHJV to other third party. In addition, within five years or when the net assets of PE WHJV is less than RMB550,000, the Group is obligated to purchase from Wuhan Donghu all of its interest in PE WHJV at its investment amount paid plus interest at the current market rate announced by PBOC. As such, the Group consolidates PE WHJV. The investment by Wuhan Donghu is accounted for as a loan because it is only entitled to fixed interest income and subject to repayment within five years or upon the financial covenant violation. As of December 31, 2019 and September 30, 2020, RMB35,660 and RMB49,352  of interest were accrued at the benchmark rate of medium and long-term loan announced by PBOC.